SIMT Multi-Strategy Alternative Fund
SIMT Multi-Strategy Alternative Fund

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated May 29, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the annual fund operating expenses and portfolio management of the Fund.

Change in Annual Fund Operating Expenses

The sections under the sub-headings "Annual Fund Operating Expenses" and "Example" in the Fund Summary for the Fund are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIMT Multi-Strategy Alternative Fund Class A
Management Fees		1.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.62%
Acquired Funds Fees and Expenses (AFFE)	[1]	1.42%
Total Annual Fund Operating Expenses	[1][2]	3.54%
[1]	The expense information in the table has been restated to reflect the current fees.
[2]	The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SIMT Multi-Strategy Alternative Fund Class A	357	1,085	1,836	3,809

Change in Portfolio Management

Under the heading "Principal Investment Strategies" in the Fund Summary for the Fund, the third paragraph is hereby deleted and replaced with the following text:

Although the Multi-Strategy Alternative Fund is able to use a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC) whereby Fund assets would be allocated among one or more Sub-Advisers, the Fund's assets currently are allocated only to Underlying Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE